RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Right Of Use Assets
SCHEDULE OF RIGHT OF USE ASSETS

Total
Cost
Balance at December 31, 2021 and 2022	$683,117
Additions	740,355
Lease adjustment	-
Balance at December 31, 2023	$1,423,472

Accumulated depreciation
Balance at December 31, 2021	$215,011
Charge for the year	123,360
Balance at December 31, 2022	$338,371
Charge for the year	363,086
Foreign exchange	328
Balance at December 31, 2023	$701,785

Net book value:
December 31, 2022	$344,746
December 31, 2023	$721,687

SCHEDULE OF RIGHT OF USE ASSETS RELATED TO LEASES	The consolidated statement of financial position shows the following amounts related to leases:
	December 31, 2023	December 31, 2022
Buildings	$721,687	$342,361
Vehicles	-	2,385
	$721,687	$344,746